Nationwide Life Insurance Company: • Nationwide Variable Account-4

Prospectus supplement dated February 26, 2008 to
Prospectus dated September 7, 2007

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective March 1, 2008 the following Dynamic Advantage Program (“DAP”) models will no longer be available under the contract to receive transfers or new purchase payments.

                    SPIAS Growth Sector Rotation Portfolio
SPIAS Aggressive Growth Sector Rotation Portfolio
SPIAS Value Sector Rotation Portfolio

PROS-0025